Income Taxes (Details) $ in Millions	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024
Income Taxes [Line Items]
Applicable income tax rate	$ 256,283	$ 2,000,000
Income tax rate	16.50%	16.50%
Statutory tax rates	(1.30%)	(1.30%)	2.70%	(3.50%)
Net operating loss carryforwards	$ 1,721,573		$ 604,513
Unrecognized tax benefits
Deferred Tax Assets [Member]
Income Taxes [Line Items]
Statutory tax rates	16.50%	16.50%
Hong Kong [Member]
Income Taxes [Line Items]
Applicable income tax rate	$ 256,283	$ 2,000,000
Assessable profits rate	8.25%	8.25%
Income tax expense (benefit) tax rate, percentage	16.50%	16.50%
Net operating loss carryforwards	$ 284,059		$ 99,745
Investigation by tax authority	6 years	6 years
Investigation period extended	10 years	10 years
Hong Kong [Member] | Deferred Tax Assets [Member]
Income Taxes [Line Items]
Statutory tax rates	100.00%	100.00%
Shenyang [Member]
Income Taxes [Line Items]
Income tax expense (benefit) tax rate, percentage	25.00%	25.00%